UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [ ]; Amendment Number:  _____
  This Amendment (Check only one.):   [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Baker Bros. Advisors, LLC
              --------------------------------------------
Address:      667 Madison Avenue, 21st Floor
              --------------------------------------------
              New York, NY 10065-8029
              --------------------------------------------

Form 13F File Number:  28-10519

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Leo Kirby
              --------------------------------------------
Title:         Chief Financial Officer
              --------------------------------------------
Phone:         212-339-5633
              --------------------------------------------

Signature, Place, and Date of Signing:

     /s/ Leo Kirby                 New York, N.Y.           February 12, 2009
--------------------------  ---------------------------   ----------------------
       [Signature]                 [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              0
                                           -----------

Form 13F Information Table Entry Total:        95
                                           -----------

Form 13F Information Table Entry Value:     1,079,209
                                           -----------
                                           (thousands)

List of Other Included Managers:  None

Baker Brothers Form 13F 12-31-2008

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       COLUMN 1               COLUMN 2        COLUMN 3   COLUMN 4     COLUMN 5              COLUMN 6   COLUMN 7        COLUMN 8

                                                          VALUE       SHRS OR  SH/  PUT/   INVESTMENT    OTHER     VOTING AUTHORITY
Name of Issuer                                  CUSIP    (x1000)      PRN AMT  PRN  CALL   DISCRETION  MANAGERS   SOLE   SHARED NONE
----------------------------                   -------   -------      -------  ---  ----   ----------  --------   ----   ------ ----
Acadia Pharmaceuticals Inc.     COM           004225108     1,785    1,983,474  SH          SOLE                  1,983,474
Acorda Therapeutics             COM           00484M106    29,388    1,432,860  SH          SOLE                  1,432,860
Adolor Corp.                    COM           00724X102       389      234,515  SH          SOLE                    234,515
Allergan                        COM           018490102     1,456       36,100  SH          SOLE                     36,100
Allos Therapeutics Inc.         COM           019777101    68,842   11,248,621  SH          SOLE                 11,248,621
Alsius Corp.                    COM           021211107        29       64,850  SH          SOLE                     64,850
Altus Pharmaceuticals Inc.      COM           02216N105        38       71,477  SH          SOLE                     71,477
Amgen                           COM           031162100     5,486       95,000  SH          SOLE                     95,000
Amicus Therapeutics             COM           03152W109    10,720    1,343,298  SH          SOLE                  1,343,298
Anadys Pharmaceuticals Inc.     COM           03252Q408       702      447,835  SH          SOLE                    447,835
AP Pharma                       COM           00202J203     1,212    2,884,546  SH          SOLE                  2,884,546
Aradigm Corp.                   COM           038505301        25      100,000  SH          SOLE                    100,000
Ardea Biosciences Inc.          COM           03969P107    61,940    5,174,655  SH          SOLE                  5,174,655
Autoimmune Inc.                 COM           052776101        28       26,100  SH          SOLE                     26,100
Auxilium                        COM           05334D107   117,258    4,122,997  SH          SOLE                  4,122,997
Biocryst Pharmaceuticals Inc.   COM           09058V103     8,741    6,380,689  SH          SOLE                  6,380,689
Cadence Pharmaceuticals         COM           12738T100     1,126      155,784  SH          SOLE                    155,784
Celgene                         COM           151020104    33,611      608,019  SH          SOLE                    608,019
Cepheid                         COM           15670R107       624       60,100  SH          SOLE                     60,100
Chelsea Therapeutics            COM           163428105     1,523    1,136,263  SH          SOLE                  1,136,263
Critical Therapeutics Inc.      COM           22674T105       298      112,443  SH          SOLE                    112,443
Cubist                          COM           229678AC1     4,136      171,193  SH          SOLE                    171,193
Curagen                         COM           23126R101       179      388,613  SH          SOLE                    388,613
Cyclacel Pharmaceuticals        COM           23254L108        78      186,086  SH          SOLE                    186,086
Cyclacel Pharmaceuticals Pfd.
  Conv. Ex 6%                   PFD CONV EX   23254L207       144       95,500  SH          SOLE                     95,500
Cytokinetics Inc.               COM           23282W100     4,039    1,417,212  SH          SOLE                  1,417,212
Depomed                         COM           249908104       302      183,145  SH          SOLE                    183,145
Genelabs Technologies Inc.      COM           368706206       200      154,937  SH          SOLE                    154,937
Genentech                       COM           368710406     1,575       19,000  SH          SOLE                     19,000
Genomic Health Inc.             COM           37244C101   101,303    5,200,387  SH          SOLE                  5,200,387
Halozyme Therapeutics Inc.      COM           40637H109    11,361    2,028,709  SH          SOLE                  2,028,709
Icagen Inc.                     COM           45104P104        25       46,373  SH          SOLE                     46,373
Idera Pharmaceuticals Inc.      COM           45168K108     4,000      520,897  SH          SOLE                    520,897
Immunogen Inc.                  COM           45253H101     2,159      503,334  SH          SOLE                    503,334
Immunomedics, Inc.              COM           452907108        81       47,704  SH          SOLE                     47,704
Incyte Corp.                    COM           45337C102    42,092   11,106,114  SH          SOLE                 11,106,114
Indevus Pharmaceuticals         COM           454072109     5,108    1,626,910  SH          SOLE                  1,626,910
Infinity Pharmaceuticals Inc.   COM           45665G303       684       85,632  SH          SOLE                     85,632
Inhibitex Inc.                  COM           45719T103       162      620,904  SH          SOLE                    620,904
Inspire                         COM           457733103    12,459    3,460,912  SH          SOLE                  3,460,912
Intermune Inc.                  COM           45884X103     4,632      437,801  SH          SOLE                    437,801
Inverness Medical               COM           46126P106     9,417      497,980  SH          SOLE                    497,980
Medarex                         COM           583916101     1,642      294,289  SH          SOLE                    294,289
Metabasis Therapeutics Inc.     COM           59101M105       733    2,290,668  SH          SOLE                  2,290,668
Micromet                        COM           59509C105    16,239    3,724,585  SH          SOLE                  3,724,585
Myriad Genetics Inc.            COM           62855J104    17,683      266,875  SH          SOLE                    266,875
Neose Technologies Inc.         COM           640522108       765    2,251,191  SH          SOLE                  2,251,191
Neurocrine Biosciences          COM           64125C109       134       41,861  SH          SOLE                     41,861
Neurogen Corp.                  COM           64124E106     1,181    8,205,406  SH          SOLE                  8,205,406
Novo-Nordisk                    COM           670100205    15,020      295,646  SH          SOLE                    295,646
Onyx Inc.                       COM           683399109     1,250       36,578  SH          SOLE                     36,578
Optimer Pharmaceuticals         COM           68401H104     5,137      424,251  SH          SOLE                    424,251
OSI Pharmaceuticals             COM           671040103     1,763       45,144  SH          SOLE                     45,144
Pharmasset Inc.                 COM           71715N106       868       66,247  SH          SOLE                     66,247
Salix Pharmaceuticals, Inc.     COM           795435106    41,591    4,710,207  SH          SOLE                  4,710,207
Seattle Genetics Inc.           COM           812578102   115,434   12,912,124  SH          SOLE                 12,912,124
Sequenom Inc.                   COM           817337405       231       11,645  SH          SOLE                     11,645
Siga Technologies Inc.          COM           826917106     1,243      380,202  SH          SOLE                    380,202
Spectrum Pharmaceuticals Inc.   COM           84763A108       265      177,779  SH          SOLE                    177,779
Sucampo                         CLASS A       864909106       370       64,387  SH          SOLE                     64,387
Sunesis Pharmaceuticals Inc.    COM           867328502       412    1,286,466  SH          SOLE                  1,286,466
Supergen                        COM           868059106       633      331,480  SH          SOLE                    331,480
Symyx Technologies, Inc.        COM           87155S108       434       73,127  SH          SOLE                     73,127
Targacept                       COM           87611R306     1,513      425,073  SH          SOLE                    425,073
Threshold Pharma                COM           885807107       858    1,504,711  SH          SOLE                  1,504,711
Torreypines Therapeutics        COM           89235K105         9       33,546  SH          SOLE                     33,546
Trimeris Inc.                   COM           896263100     4,638    3,461,175  SH          SOLE                  3,461,175
Vanda Pharmaceuticals Inc.      COM           921659108       113      225,142  SH          SOLE                    225,142
Via Pharmaceuticals             COM           92554T103        19      102,881  SH          SOLE                    102,881
Vion Pharm                      COM           927624AA4        16       43,101  SH          SOLE                     43,101
Viropharma Inc.                 COM           928241108    87,559    6,724,903  SH          SOLE                  6,724,903
Xenoport Inc.                   COM           98411C100    14,349      572,133  SH          SOLE                    572,133

Amylin Pharmaceuticals Notes
  2.5% 4/15/11                  CONV BONDS    032346AD0    16,836   23,465,000   PRN        SOLE                 23,465,000
Biomarin Pharmaceuticals Notes
  1.875% 4/23/2017              CONV BONDS    09061GAD3    29,800   32,000,000   PRN        SOLE                 32,000,000
Biomarin Pharmaceuticals Notes
  2.5% 3/29/2013                CONV BONDS    09061GAC5    20,593   18,224,000   PRN        SOLE                 18,224,000
Incyte Genomics  Notes
  3.5% 2/15/2011                CONV BONDS    45337CAE2    13,329   25,089,000   PRN        SOLE                 25,089,000
Incyte Genomics  Notes
  3.5% 2/15/2011                CONV BONDS    45337CAF9    17,581   33,250,000   PRN        SOLE                 33,250,000
Intermune Inc Notes
  .25% 3/01/2011                CONV BONDS    45884XAC7    20,481   24,713,000   PRN        SOLE                 24,713,000
Medarex Inc Notes 2.25%
  5/15/2011                     CONV BONDS    583916AG6     9,165   13,158,000   PRN        SOLE                 13,158,000
Vertex Pharmaceuticals Notes
  4.75% 2/15/13                 CONV BONDS    92532FAM2    35,484   25,948,000   PRN        SOLE                 25,948,000
Viropharma Inc. Notes
  2.0% 3/15/2017                CONV BONDS    928241AH1    34,481   45,000,000   PRN        SOLE                 45,000,000

                                                        1,079,209
                                                 =====================
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